UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/27/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS February 27, 2015* Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Municipal Bonds and Notes—99.0%
Alabama—2.8%
$190,000	AL Public Hsg. Authority, Series B	4.450%	01/01/2024	03/27/2015	A	$191,596

5,045,000	Jefferson County, AL GO1	5.000	04/01/2023	03/27/2015	A	5,046,564

75,000	Jefferson County, AL GO1	5.000	04/01/2018	03/27/2015	A	75,094

975,000	Jefferson County, AL GO1	5.250	04/01/2017	03/27/2015	A	976,258

1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	03/27/2015	A	1,724,076

30,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	03/27/2015	A	30,128

115,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	03/27/2015	A	115,078

1,200,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	03/27/2015	A	1,202,532

355,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2022	03/27/2015	A	355,923

135,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	02/15/2016	03/27/2015	A	135,510

2,815,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	03/27/2015	A	2,825,556

955,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	03/27/2015	A	957,493

170,000	Jefferson County, AL School Warrants[1]	5.500	02/15/2020	03/27/2015	A	170,553

						13,806,361

Alaska—0.6%
2,900,000	AK Energy Authority[1]	6.600	07/01/2015	07/01/2015		2,957,884

Arizona—2.6%
3,000,000	AZ Sports & Tourism Authority (Professional Baseball Training Facilities)[1]	5.000	07/01/2016	07/01/2016		3,122,790

660,000	AZ University Medical Center	5.250	07/01/2015	07/01/2015		660,000

15,000	Glendale, AZ GO1	4.500	07/01/2019	03/11/2015	A	15,026

280,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	12/02/2017	B	321,868

775,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250	05/01/2015	05/01/2015		781,037

8,125,000	Pima County, AZ IDA Floaters[1]	0.300 [2]	03/01/2030	03/06/2015	A	8,125,000

25,000	Surprise, AZ Municipal Property Corp.[1]	4.700	04/01/2022	04/01/2015	A	25,102

						13,050,823

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250	11/01/2019	03/27/2015	A	25,104

10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.500	12/01/2016	03/27/2015	A	10,002

						35,106

California—19.5%
14,145,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	02/09/2020	B	16,641,734

1  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$2,200,000	Anaheim, CA Public Financing Authority[1]	6.000%	09/01/2016	03/12/2016	B	$2,316,292

45,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	03/27/2015	A	45,185

50,000	Avalon, CA Community Improvement Agency[1]	4.500	09/01/2022	03/27/2015	A	50,094

20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	03/27/2015	A	20,062

450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		515,979

475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		544,986

25,000	Bell, CA GO1	4.000	08/01/2015	03/27/2015	A	25,061

100,000	Benicia, CA Water[1]	4.150	11/01/2015	03/27/2015	A	100,337

50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	09/01/2015	A	50,879

50,000	Bonny Doon, CA Union Elementary School District	4.625	06/01/2016	03/27/2015	A	50,180

3,000,000	CA Austin Trust Various States Inverse Certificates[1]	0.300 [2]	08/15/2026	03/06/2015	A	3,000,000

75,000	CA College of the Sequoias Community College District COP[1]	4.750	05/01/2026	03/27/2015	A	75,219

75,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	06/01/2015	A	74,999

115,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	03/27/2015	A	115,018

55,000	CA Dept. of Transportation COP[3]	5.250	03/01/2016	03/16/2015	A	55,235

10,000	CA GO1	5.250	06/01/2015	06/01/2015		10,136

25,000	CA GO1	5.000	05/01/2024	05/01/2015	A	25,212

10,000	CA GO1	5.750	11/01/2017	05/01/2015	A	10,100

20,000	CA GO1	5.250	10/01/2016	04/01/2015	A	20,097

5,000	CA GO	4.750	02/01/2018	03/27/2015	A	5,019

10,000	CA GO	4.750	02/01/2016	03/27/2015	A	10,039

25,000	CA GO	5.500	06/01/2015	03/27/2015	A	25,113

10,740,000	CA Golden State Tobacco Securitization Corp. (TASC) SPEARS[1]	0.120 [2]	06/01/2035	03/06/2015	A	10,740,000

2,200,000	CA Health Facilities Financing Authority (Marshall Medical Center)[1]	5.000	11/01/2024	03/27/2015	A	2,208,294

50,000	CA Health Facilities Financing Authority (Prototypes A Center for Innovation in Health, Mental Health & Social Services)	5.050	06/01/2015	03/27/2015	A	50,197

70,000	CA HFA (Home Mtg.)[1]	3.850	08/01/2015	08/01/2015		70,547

200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	03/27/2015	A	201,066

50,000	CA Municipal Finance Authority Charter School (John Adams Academics)[1]	5.400	10/01/2016	03/18/2016	B	50,186

12,260,000	CA Public Works[1]	6.500	09/01/2017	09/17/2016	B	13,131,563

75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	03/27/2015	A	75,314

2  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$15,000	CA Public Works (California Community Colleges)	4.750%	12/01/2015	03/27/2015	A	$15,057

100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	03/27/2015	A	100,406

20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	03/27/2015	A	20,073

25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	03/27/2015	A	25,095

150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	03/27/2015	A	150,544

50,000	CA Public Works (California State University)	5.500	09/01/2015	03/27/2015	A	50,221

150,000	CA Public Works (California State University)	5.250	10/01/2015	03/27/2015	A	150,631

250,000	CA Public Works (California State University)	5.000	09/01/2015	03/27/2015	A	251,002

5,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2015	06/01/2015		5,051

25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	03/27/2015	A	25,107

25,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	03/27/2015	A	25,096

10,000	CA Public Works (Dept. of General Services Mission Valley)	4.500	03/01/2016	03/27/2015	A	10,035

60,000	CA Public Works (Dept. of General Services)	4.600	03/01/2017	03/27/2015	A	60,214

10,000	CA Public Works (Dept. of General Services)	4.900	03/01/2022	03/27/2015	A	10,037

35,000	CA Public Works (Dept. of Youth Authority)	4.700	12/01/2016	03/27/2015	A	35,129

100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	03/27/2015	A	100,438

100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	03/01/2015		100,045

60,000	CA Public Works (State Universities)	5.500	12/01/2018	03/27/2015	A	60,264

50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	03/27/2015	A	50,181

10,000	CA Public Works (Various Community Colleges)[3]	5.625	03/01/2016	03/14/2015	A	10,045

550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	03/27/2015	A	561,159

875,000	CA Statewide CDA (588 Charleston Project)[1]	5.000	11/01/2019	12/14/2017	B	956,007

5,000	CA Statewide CDA (Del Norte Clinics)[1]	4.650	12/01/2018	03/27/2015	A	5,014

30,000	CA Statewide CDA Water & Wastewater	4.600	10/01/2015	03/27/2015	A	30,097

10,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2017	03/27/2015	A	10,039

15,000	CA Statewide CDA Water & Wastewater[1]	4.500	10/01/2023	03/27/2015	A	15,032

20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	03/27/2015	A	20,078

300,000	CA Water Resource Devel. GO, Series F	3.500	07/01/2015	03/27/2015	A	300,852

20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	03/27/2015	A	20,072

3  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$35,000	CA Water Resource Devel. GO, Series L	4.800%	08/01/2015	03/27/2015	A	$35,138

5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	03/27/2015	A	5,018

25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	03/27/2015	A	25,075

30,000	CA Water Resource Devel. GO, Series N	5.500	06/01/2016	03/27/2015	A	30,135

35,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2015	03/27/2015	A	35,168

35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	03/27/2015	A	35,132

40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	03/27/2015	A	40,152

35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750	09/01/2015	03/27/2015	A	35,212

15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.900	09/01/2018	03/27/2015	A	15,205

105,000	Castaic, CA Union School District	3.892 [4]	05/01/2018	01/10/2017	B	93,537

405,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	450,785

175,000	Chico, CA Public Financing Authority	4.700	04/01/2015	04/01/2015		175,628

55,000	Chico, CA Public Financing Authority[1]	4.875	04/01/2017	03/27/2015	A	55,179

250,000	Compton, CA Unified School District	3.000 [4]	06/01/2016	06/01/2016		246,682

10,000	Coronado, CA Community Devel. Agency Tax Allocation[1]	4.250	09/01/2017	03/27/2015	A	10,027

5,000	Del Mar, CA COP Sewer System[1]	5.000	09/01/2015	09/01/2015		5,122

200,000	Duarte, CA Redevel. Agency Tax Allocation	4.000	10/01/2016	03/27/2015	A	205,548

50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900	07/01/2015	03/27/2015	A	50,134

3,930,000	Eureka, CA Union School District	3.358 [4]	08/01/2018	02/21/2017	B	3,657,965

95,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2017	04/01/2015	A	95,395

240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	4.750	09/01/2026	03/27/2015	A	240,310

300,000	Fresno, CA GO	4.600	08/15/2016	03/27/2015	A	300,597

90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750	04/01/2023	04/01/2018	A	92,843

90,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)	4.100	09/01/2015	03/27/2015	A	90,194

610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		705,764

580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		662,517

845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		965,218

885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		1,023,936

75,000	Industry, CA GO1	4.250	01/01/2020	03/27/2015	A	75,629

10,000	Industry, CA Urban Devel. Agency	4.000	05/01/2016	03/27/2015	A	10,053

50,000	Industry, CA Urban Devel. Agency[1]	4.750	05/01/2024	05/01/2015	A	50,675

180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250	12/01/2016	03/27/2015	A	180,673

105,000	Lincoln, CA Public Financing Authority	4.250	08/01/2017	03/27/2015	A	105,261

4  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$10,000	Lodi, CA Wastewater System[1]	4.750%	10/01/2024	03/27/2015	A	$10,016

1,500,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2015	11/15/2015		1,543,155

8,945,000	Los Angeles County, CA Community Devel. Properties[1]	0.270 [2]	09/01/2042	03/06/2015	A	8,945,000

25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	03/27/2015	A	25,105

200,000	Los Angels, CA Sanitation[1]	5.000	02/01/2018	03/27/2015	A	200,824

60,000	Madera County, CA COP (Valley Children’s Hospital)	4.750	03/15/2018	03/27/2015	A	60,199

25,000	Merced, CA Redevel. Agency Tax Allocation	4.750	12/01/2015	03/27/2015	A	25,068

5,000	Milpitas, CA Redevel. Agency[1]	4.625	09/01/2024	03/23/2015	A	5,016

25,000	Mountain View, CA COP (City Hall Community Theatre)	4.750	08/01/2015	03/27/2015	A	25,097

1,000,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	1,152,440

25,000	Oakland, CA Unified School District	5.250	08/01/2019	03/27/2015	A	25,104

215,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2015	A	222,873

9,835,000	Orange County, CA COP (Civic Center Facilities)	3.338 [4]	12/01/2018	06/01/2017	B	8,570,121

50,000	Orinda, CA Union School District	4.700	10/15/2019	03/27/2015	A	50,180

1,115,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250	01/01/2018	01/15/2017	B	1,213,644

50,000	Pinole, CA Redevel. Agency Tax Allocation (Vista Redevel.)[1]	4.500	08/01/2022	03/27/2015	A	50,095

50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625	09/01/2017	03/27/2015	A	50,149

5,000	Redlands, CA Redevel. Agency Tax Allocation[1]	4.750	08/01/2021	03/27/2015	A	5,008

155,000	Rialto, CA Unified School District	3.875	09/01/2015	03/27/2015	A	155,355

695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		799,222

665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		755,872

630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		702,923

125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		143,046

115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		127,487

120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		135,293

380,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	03/02/2019	B	412,710

20,000	Rocklin, CA COP (Police Facilities)[1]	4.100	09/01/2017	03/27/2015	A	20,061

5  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000%	02/15/2016	02/15/2016		$275,118

15,000	Sacramento, CA City Financing Authority[1]	4.500	12/01/2019	03/27/2015	A	15,037

20,000	Sacramento, CA Power Authority[1]	5.000	07/01/2016	07/01/2015	A	20,293

105,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	03/27/2015	A	105,477

100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	03/27/2015	A	100,285

50,000	San Bernardino County, CA Flood Control District	4.500	08/01/2019	03/27/2015	A	50,175

150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		154,124

35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		38,601

150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		165,432

225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		231,185

25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		28,221

5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,338

530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		609,495

305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	4.500	08/01/2015	08/01/2015		310,347

130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	03/27/2015	A	130,471

50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	03/27/2015	A	50,186

160,000	San Francisco, CA Community College District[1]	5.375	06/15/2018	03/27/2015	A	160,698

45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	03/27/2015	A	45,158

45,000	San Ysidro, CA School District	4.500	09/01/2017	03/27/2015	A	45,110

50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	03/27/2015	A	50,191

25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	03/27/2015	A	25,082

30,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.700	03/01/2015	03/01/2015		30,014

325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2015	A	329,196

300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		340,167

365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		420,265

6  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

California (Continued)

$605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2020	11/15/2020		$694,117

100,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.750	09/01/2022	03/27/2015	A	100,225

75,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500	09/01/2017	03/27/2015	A	75,237

50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	03/27/2015	A	50,165

70,000	Santa Fe Springs, CA Community Devel. Commission	4.300	09/01/2015	03/27/2015	A	70,241

50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2019	03/27/2015	A	50,135

130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2018	03/27/2015	A	130,374

255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		301,652

15,000	Selma, CA Unified School District	4.700	06/01/2015	03/27/2015	A	15,058

50,000	Signal Hill, CA Redevel. Agency[1]	4.600	10/01/2022	03/17/2015	A	50,125

60,000	Signal Hill, CA Redevel. Agency[1]	4.300	10/01/2017	03/17/2015	A	60,140

510,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	03/27/2015	A	510,036

25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500	09/01/2016	09/01/2016		24,881

65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	03/27/2015	A	65,168

500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	4.750	09/01/2015	03/27/2015	A	501,805

750,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	848,183

125,000	West Covina, CA Redevel. Agency	4.600	09/01/2015	03/27/2015	A	125,359

250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		297,138

250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		299,875

95,000	Westside, CA Elementary School District	3.850	08/01/2015	03/27/2015	A	95,236

						96,824,950

Colorado—2.5%
275,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	281,562

3,000,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,071,580

3,260,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society/ELGSF Obligated Group)[1]	5.250	06/01/2022	06/01/2016	A	3,406,504

1,105,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	06/25/2016	B	1,164,040

55,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	06/25/2016	B	57,939

130,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	03/27/2015	A	130,514

3,720,000	Public Authority for CO (Natural Gas Energy)[1]	5.750	11/15/2018	07/05/2017	B	4,119,900

7  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Colorado (Continued)

$30,000	Weld County, CO School District No. 6 (Greeley)[1]	5.000%	12/01/2015	03/27/2015	A	$30,123

5,000	Weld County, CO School District RE002	5.000	12/01/2021	03/27/2015	A	5,020

						12,267,182

Connecticut—0.0%
200,000	Prospect, CT GO	4.625	07/15/2015	03/27/2015	A	200,698

25,000	Winchester, CT GO1	4.500	06/01/2019	03/27/2015	A	25,077

						225,775

District of Columbia—0.2%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	07/01/2023		727,425

270,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	03/27/2015	A	270,035

120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600 [4]	10/01/2015	10/01/2015		119,499

						1,116,959

Florida—3.8%
245,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500	10/01/2022	07/16/2019	B	261,903

235,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125	11/01/2022	03/27/2015	A	235,503

100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)[1]	6.000	11/01/2019	03/23/2018	B	109,003

250,000	Brevard County, FL Local Optional Fuel Tax[1]	5.000	08/01/2017	08/01/2015	A	255,172

15,000	Broward County, FL Airport System[1]	4.000	10/01/2019	03/27/2015	A	15,045

30,000	Cape Coral, FL Capital Improvement[1]	4.000	10/01/2016	10/01/2015	A	30,591

45,000	Celebration, FL Community Devel. District[1]	5.125	05/01/2020	03/27/2015	A	45,116

65,000	Fishhawk, FL Community Devel. District[1]	5.250	05/01/2018	05/01/2015	A	65,336

5,000,000	FL Citizens Property Insurance Corp.[1]	1.270 [2]	06/01/2015	06/01/2015		5,014,400

15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2015	A	15,313

10,000	FL Dept. of General Services[1]	4.500	09/01/2019	03/27/2015	A	10,035

15,000	FL Dept. of General Services[1]	4.750	09/01/2018	03/27/2015	A	15,057

5,000	FL Education System (State of Florida University Hsg. Facility)[1]	4.500	07/01/2019	03/27/2015	A	5,018

80,000	FL Mid-Bay Bridge Authority[1]	5.950	10/01/2022	04/01/2015	A	80,001

15,000	FL Municipal Loan Council[1]	4.750	11/01/2021	03/27/2015	A	15,031

10,000	FL Municipal Loan Council	5.250	12/01/2015	03/27/2015	A	10,042

75,000	FL State Education System (State of Florida University Hsg.)[1]	5.000	07/01/2019	07/01/2015	A	77,002

25,000	FL Water Pollution Control[1]	4.875	01/15/2017	03/27/2015	A	25,098

70,000	Flagler County, FL School District[1]	5.000	08/01/2018	03/27/2015	A	70,269

5,000	Fort Pierce, FL Utilities Authority	5.375	10/01/2015	03/27/2015	A	5,022

50,000	Hernando County, FL School Board[1]	4.875	12/01/2018	03/27/2015	A	50,094

8  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Florida (Continued)

$130,000	Indian River County, FL Revenue (Spring Training Facility)	5.250%	04/01/2017	03/27/2015	A	$130,551

50,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250	04/01/2015	04/01/2015		50,215

10,000,000	Lee, FL Memorial Health System (Lee Memorial Hospital/Cape Memorial Hospital Obligated Group) SPEARS[1]	0.160 [2]	04/01/2037	03/06/2015	A	10,000,000

50,000	Marion County, FL GO	4.625	08/01/2017	03/27/2015	A	50,182

50,000	Marion County, FL GO	4.500	08/01/2015	03/27/2015	A	50,184

350,000	Miami, FL (Homeland Defense/Neighborhood)[1]	4.800	01/01/2020	03/27/2015	A	351,082

145,000	Miami, FL GO	5.375	09/01/2015	03/27/2015	A	145,595

50,000	Miami-Dade County, FL Parks Program[1]	5.000	11/01/2021	11/01/2015	A	51,634

55,000	Miami-Dade County, FL Solid Waste[1]	5.000	10/01/2019	03/27/2015	A	55,221

290,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	03/27/2015	A	291,096

100,000	Miami-Dade County, FL Solid Waste[1]	5.500	10/01/2015	03/27/2015	A	100,448

55,000	Miami-Dade County, FL Solid Waste[1]	5.000	10/01/2018	03/27/2015	A	55,221

5,000	Palm Beach County, FL Health Facilities Authority (Abbey Delray)[1]	6.250	11/15/2015	03/27/2015	A	5,018

25,000	Palm Beach County, FL School Board	5.000	08/01/2015	03/27/2015	A	25,103

365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	06/29/2019	B	397,021

50,000	Port St. Lucie, FL Community Redevel. Agency[1]	4.250	01/01/2023	03/27/2015	A	50,026

25,000	Sunrise, FL Special Tax District No. 1[1]	4.875	10/01/2018	03/27/2015	A	25,097

310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	03/27/2015	A	311,178

20,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	03/27/2015	A	20,098

						18,575,021

Georgia—0.6%

1,085,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.400	01/01/2020	07/01/2015	A	1,101,709

5,000	Crisp County, GA Hospital Authority (Crisp Regional Hospital)[1]	5.450	07/01/2015	07/01/2015		5,073

50,000	GA Main Street Natural Gas[1]	5.125	09/15/2015	09/15/2015		51,140

40,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	03/27/2015	A	40,156

575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		659,703

280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	03/27/2015	A	281,165

5,000	Gwinett County, GA Hospital Authority[1]	4.500	10/01/2024	03/27/2015	A	5,017

785,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	03/23/2017	B	872,410

						3,016,373

9  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Idaho—0.1%
$50,000	Boise City, ID Urban Renewal Agency (Ada County Courts Complex)[1]	5.000%	08/15/2017	08/15/2015	A	$51,128

200,000	University of Idaho[1]	5.000	04/01/2018	04/01/2015	A	200,926

						252,054

Illinois—13.0%
8,700,000	Centerpoint, IL Intermodal Center Program	3.840 [2]	06/15/2023	12/16/2015	A	8,708,439

50,000	Chicago, IL Board of Education	5.000	12/01/2016	03/27/2015	A	50,201

100,000	Chicago, IL Board of Education	5.250	12/01/2018	03/27/2015	A	100,423

1,800,000	Chicago, IL Board of Education[1]	5.000	12/01/2025	12/01/2016	A	1,915,884

500,000	Chicago, IL Board of Education	5.000	12/01/2015	03/27/2015	A	502,020

6,225,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/28/2018	B	6,972,373

5,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	12/01/2017	A	5,380,400

490,000	Chicago, IL Board of Education	5.250	12/01/2020	03/27/2015	A	492,063

355,000	Chicago, IL Board of Education	5.000	12/01/2021	03/27/2015	A	356,416

600,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	12/01/2016	A	639,492

50,000	Chicago, IL Board of Education (School Reform)	4.750	12/01/2016	03/27/2015	A	50,151

80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	03/27/2015	A	80,326

335,000	Chicago, IL GO1	5.000	01/01/2019	03/27/2015	A	336,333

25,000	Chicago, IL GO1	5.300	01/01/2016	01/01/2016		25,979

100,000	Chicago, IL GO1	5.000	01/01/2020	03/27/2015	A	100,398

4,075,000	Chicago, IL GO1	5.000	01/01/2024	01/01/2016	A	4,206,052

2,000,000	Chicago, IL GO1	5.000	12/01/2024	12/01/2016	A	2,097,000

1,000,000	Chicago, IL GO1	5.000	01/01/2022	01/01/2018	A	1,081,660

95,000	Chicago, IL GO1	5.000	01/01/2023	01/01/2016	A	98,112

145,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	03/27/2015	A	145,758

155,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	156,037

10,000	Eastern Illinois University (Auxiliary Facilities System)[1]	3.850	04/01/2017	03/27/2015	A	10,025

25,000	Forest Park, IL GO	4.850	12/01/2016	03/27/2015	A	25,098

325,000	IL Civic Center[1]	5.000	12/15/2015	03/27/2015	A	326,320

365,000	IL Civic Center[1]	6.250	12/15/2020	08/21/2018	B	412,552

50,000	IL Civic Center[1]	5.500	12/15/2015	03/27/2015	A	50,224

20,000	IL COP	6.375	07/01/2017	03/27/2015	A	20,051

10,000	IL COP	5.800	07/01/2017	03/27/2015	A	10,021

1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,137,950

1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,133,410

1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,745,251

5,500,000	IL Finance Authority (SwedishAmerican Hospital/SwedishAmerican Foundation Obligated Group)[1]	5.000	11/15/2023	03/27/2015	A	5,513,310

20,000	IL GO1	5.000	06/01/2019	03/27/2015	A	20,078

150,000	IL GO1	5.000	04/01/2021	04/01/2015	A	150,677

65,000	IL GO	5.000	10/01/2016	03/27/2015	A	65,259

10  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Illinois (Continued)

$145,000	IL GO1	5.000%	03/01/2022	03/27/2015	A	$145,554

4,200,000	IL GO	5.000	10/01/2017	03/27/2015	A	4,216,716

75,000	IL GO	5.250	10/01/2015	03/27/2015	A	75,317

30,000	IL GO1	5.000	03/01/2018	03/27/2015	A	30,121

25,000	IL GO1	5.000	10/01/2018	03/27/2015	A	25,101

555,000	IL GO1	5.000	10/01/2019	03/27/2015	A	557,259

260,000	IL GO1	5.000	11/01/2023	03/27/2015	A	261,027

25,000	IL GO1	5.000	09/01/2019	03/27/2015	A	25,101

1,150,000	IL GO1	5.000	03/01/2019	03/27/2015	A	1,154,646

20,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)[1]	7.600	02/15/2019	04/27/2015	A	23,130

35,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625	08/01/2016	08/01/2016		36,027

150,000	IL Medical District COP[1]	5.000	06/01/2022	03/27/2015	A	150,194

8,644,000	Kendall Kane & Will Counties, IL Community Unit School District #308 SPEARS[1]	0.150 [2]	02/01/2028	03/06/2015	A	8,644,000

500,000	Lansing, IL GO1	4.000	03/01/2018	03/01/2018		534,035

1,000,000	Lemont, IL GO	4.850	12/01/2016	03/27/2015	A	1,003,660

310,000	Matteson, IL Waterworks[1]	4.000	12/01/2019	03/27/2015	A	310,180

300,000	Melrose Park, IL GO1	4.950	06/15/2022	03/27/2015	A	300,453

100,000	Melrose Park, IL GO1	4.700	12/15/2019	03/27/2015	A	100,167

100,000	Melrose Park, IL GO1	4.600	12/15/2018	03/27/2015	A	100,168

225,000	Riverdale, IL GO	4.500	01/01/2017	03/27/2015	A	225,554

150,000	Riverdale, IL GO1	4.800	01/01/2023	03/27/2015	A	150,203

605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000	01/01/2016	01/01/2016		598,672

300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		286,347

280,000	Southwestern, IL Devel. Authority (Granite City)[1,3]	5.250	03/01/2023	11/12/2016	A	294,624

370,000	University Park IL (Village of University Park Illinois)[1]	4.100	12/01/2017	03/27/2015	A	371,143

385,000	University Park IL (Village of University Park Illinois)	4.200	12/01/2018	03/27/2015	A	386,224

280,000	University Park IL (Village of University Park Illinois)[1]	4.250	12/01/2017	03/27/2015	A	280,610

70,000	University Park IL (Village of University Park Illinois)[1]	4.250	12/01/2018	03/27/2015	A	70,134

						64,472,110

Indiana—1.4%
25,000	Delaware County, IN Redevel. District[1]	6.875	02/01/2018	03/25/2015	A	25,128

890,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	963,710

1,000,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	1,050,470

75,000	IN Municipal Power Agency[1]	5.500	01/01/2016	01/01/2016		78,188

3,000,000	Indiana, IN Bond Bank Special Program PUTTERS[1]	0.370 [2]	04/15/2017	03/06/2015	A	3,000,000

11  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Indiana (Continued)

$1,915,000	Indianapolis, IN Local Public Improvement Bond Bank Floaters	0.220%[2]	01/10/2020	03/06/2015	A	$1,915,000

5,000	Rushville, IN Sewer	5.700	01/01/2016	03/27/2015	A	5,023

						7,037,519

Iowa—0.1%
100,000	Coralville, IA GO1	3.250	05/01/2016	05/01/2016		102,054

15,000	IA HFA (Multifamily Hsg.)[1]	6.000	04/01/2021	04/01/2015	A	15,047

130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)[1]	5.250	12/01/2021	03/27/2015	A	130,473

						247,574

Kansas—0.0%
35,000	Johnson County, KS GO	4.000	09/01/2017	03/27/2015	A	35,106

Kentucky—0.0%
100,000	Murray, KY Electric Plant Board[1]	4.250	12/01/2023	12/01/2015	A	101,312

Louisiana—0.8%
1,000,000	LA Public Facilities Authority (Nineteenth Judicial District Court)[1]	4.500	06/01/2021	06/01/2017	A	1,052,690

3,000,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2024	05/15/2015	A	3,018,420

						4,071,110

Maryland—0.3%
105,000	Anne Arundel County, MD GO	5.000	03/01/2016	03/27/2015	A	105,427

1,180,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400	07/01/2021	03/27/2015	A	1,182,478

50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	03/27/2015	A	50,162

						1,338,067

Massachusetts—1.0%
10,000	Clinton, MA GO	4.750	03/15/2017	03/27/2015	A	10,038

15,000	Clinton, MA GO	4.750	03/15/2016	03/27/2015	A	15,058

790,000	MA Bay Transportation Authority[1,3]	6.200	03/01/2016	06/26/2015	B	804,180

250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		270,945

32,459	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2018	05/03/2018	B	32,461

2,000,000	MA GO1	0.470 [2]	09/01/2015	03/01/2015	A	2,000,020

1,600,000	MA Special Obligation[1]	1.858	01/01/2018	07/01/2015	A	1,651,376

100,000	MA Special Obligation (Consolidated Loan)[1]	2.744	06/01/2017	03/02/2015	A	103,901

						4,887,979

Michigan—6.7%
100,000	Detroit, MI City School District (School Building & Site Improvement)[1]	5.000	05/01/2020	05/01/2015	A	100,857

1,250,000	Detroit, MI City School District (School Building & Site Improvement)[1]	5.000	05/01/2018	05/01/2015	A	1,260,712

12  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Michigan (Continued)

$50,000	Detroit, MI City School District (School Building & Site Improvement)[1]	5.000%	05/01/2016	05/01/2015	A	$50,428

345,000	Detroit, MI Downtown Devel. Authority	3.181 [4]	07/01/2016	07/01/2016		323,262

15,500	Detroit, MI GO1	5.000	04/01/2015	04/01/2015		15,546

2,325	Detroit, MI GO1	5.250	04/01/2019	04/01/2016	A	2,391

4,650	Detroit, MI GO1	5.000	04/01/2016	03/27/2015	A	4,661

165,000	Detroit, MI GO1	4.000	04/01/2015	04/01/2015		164,800

69,750	Detroit, MI GO1	5.000	04/01/2017	03/27/2015	A	69,904

674,250	Detroit, MI GO1	5.250	04/01/2016	03/27/2015	A	675,700

869,550	Detroit, MI GO1	5.000	04/01/2020	03/27/2015	A	869,593

50,000	Detroit, MI Sewer Disposal System	5.750 [4]	07/01/2018	07/01/2018		44,453

25,000	Detroit, MI Sewer Disposal System[1]	5.500	07/01/2016	07/01/2016		26,540

340,000	Detroit, MI Sewer Disposal System[1]	5.500	07/01/2015	07/01/2015		346,045

110,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2022	07/01/2016	A	114,055

515,000	Detroit, MI Sewer Disposal System[1]	5.500	07/01/2017	07/01/2017		567,551

3,895,000	Detroit, MI Sewer Disposal System[1]	0.920 [2]	07/01/2029	03/06/2015	A	3,895,000

125,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2015	07/01/2015		126,941

100,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2016	07/01/2016		105,827

50,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2019	07/01/2017	A	53,667

50,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2017	07/01/2016	A	52,657

435,000	Detroit, MI Water Supply System[1]	5.000	07/01/2022	07/01/2016	A	451,034

100,000	Detroit, MI Water Supply System[1]	6.000	07/01/2015	07/01/2015		101,897

50,000	Detroit, MI Water Supply System[1]	4.800	07/01/2018	07/01/2018		55,379

20,000	Detroit, MI Water Supply System[1]	5.000	07/01/2024	07/01/2016	A	20,688

600,000	Detroit, MI Water Supply System[1]	5.000	07/01/2025	07/01/2016	A	619,128

650,000	Detroit, MI Water Supply System[1]	5.000	07/01/2019	07/01/2015	A	656,929

1,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2018	07/01/2016	A	1,045,840

165,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	6.000	07/01/2020	03/27/2015	A	165,389

100,000	Fraser, MI Public Schools District (School Building & Site)[1]	5.000	05/01/2023	05/01/2015	A	100,857

20,000	Lyon Township, MI GO1	3.800	05/01/2015	05/01/2015		20,122

380,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2017	03/27/2015	A	381,090

4,740,450	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2020	03/27/2015	A	4,740,687

3,675,750	MI Finance Authority (City of Detroit)[1]	5.250	04/01/2016	03/27/2015	A	3,683,653

25,350	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2016	03/27/2015	A	25,410

84,500	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2015	04/01/2015		84,751

12,675	MI Finance Authority (City of Detroit)[1]	5.250	04/01/2019	04/01/2016	A	13,036

6,500,000	MI Finance Authority (Detroit School District)[1]	5.000	06/01/2016	12/05/2015	B	6,688,695

1,565,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	08/01/2020	08/01/2015	A	1,595,533

40,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500	01/15/2018	03/27/2015	A	40,118

1,465,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	04/23/2017	A	1,584,427

340,000	Van Buren, MI Charter Township Local Devel. Finance Authority[1]	5.000	04/01/2021	04/01/2015	A	341,493

300,000	Wayne County, MI Building Authority	5.250	06/01/2016	03/27/2015	A	301,251

1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2015	A	1,120,185

13  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Michigan (Continued)

$290,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125%	11/01/2015	05/01/2015	A	$291,778

						32,999,960

Minnesota—0.8%
1,850,000	Edina, MN Multifamily Hsg. (Yorktown Continental)[1]	2.250	06/01/2016	12/01/2015	A	1,850,518

1,055,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000	12/01/2018	07/11/2017	B	1,142,481

305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		312,149

145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		145,042

205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		213,569

100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		101,410

180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650	12/01/2016	12/01/2016		181,357

						3,946,526

Mississippi—2.1%
5,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	03/27/2015	A	5,022

285,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250	07/01/2019	07/01/2015	A	295,653

800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		979,680

9,045,000	MS Hospital Equipment & Facilities Authority (BMHD/BMHCC/BMHosp/ BMHW/ MBHS/ BMHH/ BMHT/ BMHL/ BMHUC/ BMHGT/ BMHFC/ BMHMC/ BMHCF/ BMRRS/ BMMC/ BMHC/ BMHUC/ BMHNM Obligated Group)	5.000	09/01/2024	03/27/2015	A	9,080,366

						10,360,721

Missouri—1.0%
2,890,000	MO Devel. Finance Board (Branson Landing)[1]	6.000	06/01/2020	05/11/2018	B	3,199,259

70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	03/27/2015	A	70,312

30,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	03/27/2015	A	30,449

40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	03/27/2015	A	40,161

25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	03/27/2015	A	25,109

245,000	MO Monarch-Chesterfield Levee District[3]	5.750	03/01/2019	03/27/2015	A	246,073

75,000	O’Fallon, MO GO1	4.375	03/01/2017	03/27/2015	A	75,256

500,000	St. Louis, MO GO1	5.000	02/15/2017	03/27/2015	A	502,015

240,000	Union, MO R-XI School District COP[1]	4.500	03/01/2017	03/27/2015	A	240,521

14  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Missouri (Continued)
$240,000	Union, MO R-XI School District COP[1]	4.400%	03/01/2016	03/27/2015	A	$240,569

235,000	Union, MO R-XI School District COP	4.300	03/01/2015	03/01/2015		235,080

						4,904,804

Nebraska—2.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	03/27/2015	A	50,202

10,000,000	NE Central Plains Gas Energy SPEARS	0.120 [2]	09/01/2037	03/06/2015	A	10,000,000

						10,050,202

Nevada—3.3%
250,000	Clark County, NV School District[1]	5.000	06/15/2016	12/15/2015	A	259,763

115,000	Las Vegas, NV New Convention & Visitors Authority[1]	5.000	07/01/2018	07/01/2015	A	116,902

15,000	Las Vegas, NV New Convention & Visitors Authority[1]	5.000	07/01/2017	07/01/2015	A	15,249

10,650,000	Las Vegas, NV Valley Water District	0.070 [2]	06/01/2036	03/02/2015	A	10,650,000

1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	05/01/2016	A	1,064,155

1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,529,055

1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	1,020,930

1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	10/01/2016	A	1,132,260

650,000	Reno, NV Hospital (Renown Regional Medial Center/Renown Network Services Obligated Group)[1]	5.500	06/01/2023	06/01/2018	A	730,464

15,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	03/27/2015	A	15,031

						16,533,809

New Jersey—1.6%
600,000	Atlantic City, NJ GO1	5.500	02/15/2017	02/15/2017		626,562

2,525,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2019	03/27/2015	A	2,584,085

75,000	Casino Reinvestment Devel. Authority of NJ1	5.125	01/01/2017	03/27/2015	A	76,753

50,000	East Orange, NJ GO1	4.000	07/15/2018	07/15/2015	A	50,535

260,000	Gloucester County, NJ Utilities Authority[1]	4.250	01/01/2021	03/27/2015	A	260,725

375,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125	07/01/2016	03/27/2015	A	376,020

20,000	Lindenwold, NJ GO	4.050	12/01/2016	03/27/2015	A	20,062

150,000	Lyndhurst, NJ GO	4.700	05/01/2017	03/27/2015	A	150,558

15,000	Lyndhurst, NJ GO1	4.700	05/01/2016	03/27/2015	A	15,057

2,000,000	Newark, NJ GO	1.750	06/24/2015	06/24/2015		2,005,180

15,000	NJ EDA (Municipal Loan Pool)	4.625	11/15/2020	03/27/2015	A	15,054

10,000	NJ EDA (Municipal Loan Pool)[1]	4.300	11/15/2016	03/27/2015	A	10,034

250,000	NJ EDA (School Facilities Construction)[1]	2.017 [2]	02/01/2018	04/01/2015	A	258,782

1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,127,310

15  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New Jersey (Continued)

$100,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000%	09/01/2016	09/01/2015	A	$102,439

85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000	12/01/2017	06/28/2017	B	94,767

140,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250	04/01/2016	04/01/2016		144,578

15,000	NJ Sports & Expositions Authority[1]	4.125	09/01/2018	03/27/2015	A	15,047

15,000	North Bergen Township, NJ Board of Education COP[1]	4.000	12/15/2020	12/15/2015	A	15,171

30,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2020	03/27/2015	A	30,113

160,000	South Jersey, NJ Port Corp.[1]	3.000	01/01/2017	01/01/2017		166,310

						8,145,142

New Mexico—0.0%
200,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	03/27/2015	A	200,600

New York—10.1%
725,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	05/09/2017	B	721,629

1,190,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	11/23/2019	B	1,271,920

20,000	Charlotte Valley, NY Central School District[1]	4.250	06/15/2015	06/15/2015		20,212

400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	4.250	11/01/2017	03/27/2015	A	400,964

750,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2022	08/01/2017	A	769,447

210,000	Fishkill, NY GO1	4.250	04/15/2016	03/27/2015	A	210,590

500,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	10/15/2018	B	506,250

3,640,000	L.I., NY Power Authority, Series D1	2.837	09/01/2015	09/01/2015		3,660,857

40,000	Miller Place, NY Union Free School District[1]	4.125	06/15/2016	03/27/2015	A	40,124

2,980,000	NY MTA Floaters[1]	0.280 [2]	11/15/2023	03/12/2015	A	2,980,000

13,955,000	NY MTA, Series C SPEARS[1]	0.110 [2]	11/15/2041	03/06/2015	A	13,955,000

2,715,000	NY Triborough Bridge & Tunnel Authority[1]	5.500	01/01/2017	03/29/2016	B	2,866,280

9,070,000	NYC GO1	5.000	10/01/2022	10/01/2022		10,958,646

6,455,000	NYC GO1	5.000	08/01/2022	08/01/2021	A	7,748,259

70,000	NYC GO1	2.922	08/01/2017	08/01/2015	A	72,612

130,000	NYC IDA (New York Institute of Technology)[3]	5.250	03/01/2018	03/21/2015	A	130,526

20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)[1]	4.000	11/15/2017	03/27/2015	A	20,060

50,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	03/27/2015	A	50,211

315,000	NYS DA (Dept. of Health)	5.000	07/01/2016	03/27/2015	A	321,124

20,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	03/27/2015	A	20,093

16  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York (Continued)

$1,430,000	NYS DA (State University Educational Facilities)[1]	5.250%	05/15/2015	05/15/2015		$1,445,802

160,000	NYS DA (Yeshiva University)[1]	5.250	07/01/2023	03/27/2015	A	160,122

120,000	NYS DA (Yeshiva University)	5.250	07/01/2016	03/27/2015	A	120,175

55,000	NYS GO1	1.539	08/01/2015	08/01/2015		55,234

5,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	03/27/2015	A	5,021

100,000	Poughkeepsie City, NY GO1	4.000	03/15/2019	03/27/2015	A	100,187

50,000	Ramapo, NY GO1	4.125	05/01/2017	05/01/2015	A	50,299

30,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	08/09/2018	B	29,676

1,200,000	Warwick Valley, NY Central School District[1]	5.000	06/15/2018	06/15/2015	A	1,217,160

185,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500	06/01/2021	06/01/2015	A	185,135

						50,093,615

North Carolina—0.1%
40,000	Iredell County, NC GO	4.750	02/01/2017	03/20/2015	A	40,519

250,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	270,588

						311,107

Ohio—1.4%
400,000	Adams County-Ohio Valley, OH Local School District[1]	7.000	12/01/2015	12/01/2015		417,828

150,000	Akron, OH Sewer System[1]	5.000	12/01/2017	12/01/2017		165,093

750,000	Akron, OH Sewer System[1]	5.000	12/01/2015	12/01/2015		775,597

55,000	Beavercreek, OH Local School District[1]	6.600	12/01/2015	12/01/2015		57,328

70,000	East Liverpool, OH Hospital (East Liverpool City Hospital)[1]	5.000	10/01/2021	03/27/2015	A	70,212

275,000	Franklin County, OH (Trinity Health Corp.)[1]	5.000	06/01/2016	06/01/2015	A	278,374

2,000,000	Lancaster, OH Port Authority[1]	0.415 [2]	08/01/2016	04/01/2015	A	2,001,620

3,080,000	Lancaster, OH Port Authority[1]	0.315 [2]	02/01/2016	04/01/2015	A	3,081,448

210,000	Solon, OH School District[1]	5.500	12/01/2016	06/08/2016	B	216,382

						7,063,882

Oklahoma—0.2%
200,000	Edmond, OK Public Works Authority[1]	4.500	07/01/2018	07/01/2015	A	202,880

50,000	McAlester, OK Public Works Authority[1]	4.900	02/01/2020	08/01/2015	A	51,000

50,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	50,505

430,000	Tulsa, OK Industrial Authority (University of Tulsa)[1]	6.000	10/01/2016	04/06/2016	B	443,640

						748,025

Oregon—0.1%
20,000	Lake Oswego, OR GO	4.375	06/01/2018	03/30/2015	A	20,067

10,000	Mount Hood, OR Community College District[1]	4.900	07/15/2016	03/27/2015	A	10,040

250,000	OR Facilities Authority (Student Housing-Ashland)	2.000	07/01/2015	07/01/2015		251,498

17  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Oregon (Continued)

$10,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)[1]	5.000%	05/01/2022	03/27/2015	A	$10,039

						291,644

Other Territory—0.2%
925,248	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		952,376

Pennsylvania—4.1%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		255,977

1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	12/01/2015	A	1,014,590

250,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250	06/01/2017	06/13/2016	B	265,160

7,500,000	Emmaus, PA General Authority[1]	0.060 [2]	12/01/2028	03/06/2015	A	7,500,000

1,000,000	Harrisburg, PA Water System[1]	5.000	07/15/2020	03/27/2015	A	1,003,260

2,205,000	Harrisburg, PA Water System[1]	5.000	07/15/2018	03/27/2015	A	2,212,585

365,000	Hazleton, PA GO1	4.100	12/01/2019	03/27/2015	A	365,993

355,000	Hazleton, PA GO1	4.050	12/01/2018	03/27/2015	A	355,966

345,000	Hazleton, PA GO1	4.000	12/01/2017	03/27/2015	A	345,987

200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		204,800

325,000	Langhorne Manor Boro, PA Higher Education Authority (WR/WSF/WS Obligated Group)[1]	2.000	11/15/2015	11/15/2015		328,471

145,000	Lehigh County, PA GPA (Cedar Crest College)[1]	5.000	04/01/2026	04/01/2016	A	146,913

315,000	Lehigh County, PA GPA (Cedar Crest College)[1]	5.000	04/01/2026	04/01/2016	A	329,298

2,000,000	Luzerne County, PA GO1	7.000	11/01/2018	06/23/2017	B	2,244,680

100,000	Luzerne County, PA GO	4.000	08/15/2015	03/27/2015	A	100,247

50,000	PA GO	4.500	09/01/2019	03/27/2015	A	50,176

650,000	PA HEFA (UPHS / PHTUPA / PMCUPH / WissH / CCATUPHS / CPUP / HUP / UP Obligated Group)[1]	5.000	08/15/2017	08/15/2015	A	664,443

200,000	PA Public School Building Authority (Community College Allegheny County)[1]	4.000	06/15/2015	06/15/2015		202,268

205,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	04/11/2016	B	206,718

730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	798,043

20,000	Philadelphia, PA Gas Works[1]	5.250	09/01/2019	03/27/2015	A	20,081

100,000	Philadelphia, PA Gas Works	5.000	09/01/2020	03/27/2015	A	100,376

200,000	Philadelphia, PA Gas Works	5.250	08/01/2015	03/27/2015	A	200,824

50,000	Philadelphia, PA Gas Works	5.250	08/01/2021	03/27/2015	A	50,198

120,000	Philadelphia, PA Gas Works	5.375	07/01/2021	03/27/2015	A	120,455

50,000	Philadelphia, PA School District[1]	5.000	08/01/2016	08/01/2015	A	51,031

18  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Pennsylvania (Continued)

$460,000	Philadelphia, PA School District[1]	5.000%	08/01/2018	08/01/2015	A	$469,343

50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority[1]	4.050	02/15/2018	03/27/2015	A	50,098

25,000	Scranton, PA GO1	3.700	09/01/2015	09/01/2015		24,846

25,000	Sellersville, PA GO1	4.200	05/15/2016	03/27/2015	A	25,081

500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	588,485

255,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	07/05/2016	B	261,931

						20,558,324

Rhode Island—0.4%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	03/27/2015	A	10,035

15,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2015	03/27/2015	A	15,061

100,000	RI Clean Water Protection Finance Agency[1]	5.500	10/01/2018	03/27/2015	A	100,445

5,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2018	03/27/2015	A	5,020

50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	03/27/2015	A	50,202

85,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	03/27/2015	A	85,372

1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	1,450,190

85,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	03/27/2015	A	85,359

20,000	Woonsocket, RI Hsg. Authority[1]	4.500	09/01/2017	03/27/2015	A	20,470

						1,822,154

South Carolina—0.2%
15,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000	07/01/2018	03/27/2015	A	15,058

885,000	SC Transportation Infrastructure[1]	5.000	10/01/2021	10/01/2015	A	909,877

						924,935

Tennessee—0.3%
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2017	12/15/2017		736,607

125,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2016	12/15/2016		133,849

10,000	Tipton County, TN Elementary School[1]	4.300	04/01/2019	03/27/2015	A	10,033

175,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2017	02/01/2017		187,408

200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		226,512

60,000	TN Energy Acquisition Gas Corp.[1]	5.000	09/01/2015	09/01/2015		61,233

200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		227,738

						1,583,380

Texas—2.3%
75,000	Beford, TX GO1	5.000	02/01/2018	03/27/2015	A	75,302

19  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Texas (Continued)

$10,000	Brazoria County, TX Municipal Utility District No. 26[1]	4.125%	09/01/2018	03/27/2015	A	$10,016

10,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1	4.100	09/01/2015	03/27/2015	A	10,029

145,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	03/06/2017	B	153,820

4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	4,528,480

100,000	Galveston County, TX Water Control & Improvement District No. 1	4.000	03/01/2016	03/27/2015	A	100,322

10,000	Gonzales, TX Healthcare System	5.350	08/15/2015	03/27/2015	A	10,044

275,000	Maverick County, TX GO COP[1]	5.000	03/01/2020	03/27/2015	A	275,965

195,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	07/28/2016	C	217,876

35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	03/27/2015	A	35,133

465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700	04/01/2017	03/27/2015	A	467,144

250,000	Rayford Road, TX Municipal Utility District[1]	4.250	03/01/2021	03/27/2015	A	250,630

170,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)	4.700	01/01/2022	03/11/2019	B	181,077

25,000	Trinity River, TX Authority (Tarrant County Water)[1]	5.000	02/01/2025	08/01/2015	A	25,499

5,000	TX Lower Colorado River Authority	5.500	05/15/2019	03/27/2015	A	5,022

5,000	TX Lower Colorado River Authority	5.375	05/15/2020	03/27/2015	A	5,021

5,000	TX Lower Colorado River Authority	5.250	05/15/2021	03/27/2015	A	5,020

75,000	TX Public Finance Authority (Texas Military Facilities Commission)	5.000	04/01/2016	03/27/2015	A	75,305

155,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350	12/01/2017	12/14/2016	B	166,242

4,315,000	TX Turnpike Authority (Central TX Turnpike System) SPEARS	0.110 [2]	08/15/2029	03/06/2015	A	4,315,000

500,000	University of North Texas[1]	4.500	04/15/2025	04/15/2015	A	501,445

85,000	Upper Trinity, TX Regional Water District (Treated Water Supply System)	4.000	08/01/2016	03/27/2015	A	85,231

20,000	Willis, TX Independent School District	4.375	02/15/2017	03/27/2015	A	20,068

						11,519,691

Vermont—0.3%
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		423,177

200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		221,794

350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		368,872

370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		396,444

						1,410,287

Virginia—0.1%
50,000	Bedford, VA Electric System[1]	3.900	06/01/2018	06/01/2015	A	50,352

20  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Virginia (Continued)

$400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000%	01/01/2019	01/01/2019		$433,216

10,000	VA Resources Authority, Series C	4.125	11/01/2017	03/27/2015	A	10,031

						493,599

Washington—1.0%
580,000	Cowlitz County, WA Sewer (Seattle-Northwest Securities Corp.)[1]	5.500	11/01/2016	05/07/2016	B	605,027

25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	03/27/2015	A	25,007

100,000	Tacoma, WA Convention Center & Parking[1]	5.000	12/01/2020	03/27/2015	A	100,329

85,000	Tacoma, WA Electric System[1]	4.250	01/01/2019	07/01/2015	A	86,121

150,000	WA GO COP (Dept. of Personnel)	4.500	07/01/2015	03/27/2015	A	150,519

3,550,000	WA Health Care Facilities Authority (Group Health Cooperative)[1]	4.500	12/01/2026	12/01/2016	A	3,688,308

475,000	Western Washington University (Hsg. & Dining System)[1]	4.000	04/01/2017	04/01/2015	A	476,734

						5,132,045

West Virginia—0.0%
25,000	WV School Building Authority[1]	4.500	07/01/2015	03/27/2015	A	25,092

Wisconsin—0.2%
20,000	Burlington, WI Community Devel. Authority[1]	4.250	04/01/2020	04/01/2015	A	20,073

25,000	Franklin, WI Public School District	4.500	04/01/2015	04/01/2015		25,090

20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	03/27/2015	A	20,055

20,000	Weston, WI Community Devel. Authority[1]	4.400	10/01/2018	03/27/2015	A	20,054

325,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125	10/01/2024	09/25/2020	A	330,506

500,000	WI Public Finance Authority Senior Living (Rose Villa)[1]	3.750	11/15/2019	11/15/2015	A	505,815

						921,593

U.S. Possessions—11.2%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		300,740

1,345,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2015	07/01/2015		1,357,347

3,050,000	Puerto Rico Commonwealth GO1	2.644	07/01/2018	07/01/2018		2,939,651

8,175,000	Puerto Rico Commonwealth GO1	2.953	07/01/2019	07/01/2019		7,755,132

35,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		35,211

190,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		194,699

800,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2017	A	812,496

1,845,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	06/01/2015	A	1,849,834

8,550,000	Puerto Rico Commonwealth GO1	2.973	07/01/2020	07/01/2020		8,023,063

40,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		34,229

680,000	Puerto Rico Commonwealth GO1	6.000	07/01/2015	07/01/2015		684,828

380,000	Puerto Rico Commonwealth GO1	6.000	07/01/2016	07/01/2016		390,458

665,000	Puerto Rico Commonwealth GO1	5.650	07/01/2015	07/01/2015		669,349

50,000	Puerto Rico Commonwealth GO1	6.500	07/01/2015	07/01/2015		50,439

21  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$255,000	Puerto Rico Commonwealth GO	3.662%[4]	07/01/2016	07/01/2016		$242,242

380,000	Puerto Rico Commonwealth GO1	4.500	07/01/2023	03/27/2015	A	380,057

500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		505,470

220,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		231,312

185,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		185,960

500,000	Puerto Rico Convention Center Authority	5.000	07/01/2019	07/01/2016	A	504,140

15,000	Puerto Rico Electric Power Authority	3.834 [4]	07/01/2017	07/01/2016	B	13,758

60,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		62,660

275,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		277,890

1,700,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		1,722,066

1,855,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		1,943,484

20,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2016	07/01/2016		20,887

820,000	Puerto Rico Electric Power Authority, Series N	4.281 [4]	07/01/2017	03/07/2016	B	738,746

445,000	Puerto Rico Electric Power Authority, Series N	4.394 [4]	07/01/2017	03/07/2016	B	400,905

2,110,000	Puerto Rico Electric Power Authority, Series O	3.608 [4]	07/01/2017	07/01/2016	B	1,935,229

270,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2023	03/27/2015	A	270,078

235,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2015	A	235,317

455,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2015	A	455,632

100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2016	07/01/2015	A	100,974

500,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2019	07/01/2015	A	501,260

100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2015	07/01/2015		101,127

200,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2019	07/01/2015	A	200,682

390,000	Puerto Rico Electric Power Authority, Series UU5	1.216 [2]	07/01/2017	07/01/2017		224,250

1,000,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,020,480

300,000	Puerto Rico Electric Power Authority, Series UU	4.000	07/01/2015	07/01/2015		301,509

120,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2018	07/01/2018		70,882

105,000	Puerto Rico HFA	5.000	12/01/2015	03/27/2015	A	105,350

35,000	Puerto Rico HFA	4.600	12/01/2024	03/27/2015	A	35,047

130,000	Puerto Rico HFA	5.000	12/01/2018	03/27/2015	A	132,198

100,000	Puerto Rico HFA	5.000	12/01/2016	03/27/2015	A	101,691

22  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions (Continued)

$330,000	Puerto Rico Highway & Transportation Authority[1]	5.000%	07/01/2022	07/01/2015	A	$330,096

50,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		38,844

40,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		42,258

245,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2016	03/27/2015	A	245,098

50,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2015	A	50,040

250,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2016	07/01/2016		257,412

5,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		3,775

820,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	03/27/2015	A	821,066

1,050,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2015	07/01/2015		1,059,681

155,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		159,345

1,750,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		1,809,395

155,000	Puerto Rico ITEMECF (International American University of Puerto Rico)	5.000	10/01/2016	03/27/2015	A	155,332

100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		97,341

300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		297,321

120,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	03/27/2015	A	120,078

500,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	03/27/2015	A	500,810

745,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	03/27/2015	A	745,611

600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	03/27/2015	A	600,642

2,710,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	03/27/2015	A	2,719,593

75,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	03/27/2015	A	75,115

360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	03/27/2015	A	360,461

60,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	03/27/2015	A	60,015

170,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		169,289

360,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		278,705

750,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		565,095

1,000,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,003,340

1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2024	07/01/2018	A	1,049,820

23  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**	Value
U.S. Possessions (Continued)
$4,045,000	Puerto Rico Sales Tax Financing Corp., Series A	4.000%	08/01/2016	08/01/2016	$3,830,777
					55,565,114
Total Investments, at Value (Cost $487,266,502)—99.0%					490,877,892
Net Other Assets (Liabilities)—1.0					5,008,605
Net Assets—100.0%					$495,886,497

Footnotes to Statement of Investments

*February 27, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after February 27, 2015. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

BMH-UC	Baptist Memorial Hospital-Union City
BMHC	Baptist Memorial Home Care
BMHCC	Baptist Memorial Health Care Corp.
BMHCF	Baptist Memorial Health Care Foundation
BMHD	Baptist Memorial Hospital-Desoto
BMHFC	Baptist Memorial Hospital-Forrest City
BMHGT	Baptist Memorial Hospital-Golden Triangle
BMHH	Baptist Memorial Hospital-Huntington
BMHL	Baptist Memorial Hospital-Lauderdale
BMHMC	Baptist Memorial Hospital-Mississippi County
BMHNM	Baptist Memorial Hospital-North Mississippi
BMHosp	Baptist Memorial Hospital
BMHT	Baptist Memorial Hospital-Tipton
BMHUC	Baptist Memorial Hospital-Union County
BMHW	Baptist Memorial Hospital for Women
BMMC	Baptist Minor Medical Centers
BMRRS	Baptist Memorial Regional Rehabilitation Services
CCATUPHS	Clinical Care Associated of the University of Pennsylvania Health System
CDA	Communities Devel. Authority
COP	Certificates of Participation

24  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

CPUP	Clinical Practices of the University of Pennsylvania
DA	Dormitory Authority
EDA	Economic Devel. Authority
ELGSF	Evangelical Lutheran Good Samaritan Foundation
GO	General Obligation
GPA	General Purpose Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HUP	Hospital of the University of Pennsylvania
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MBHS	Mississippi Baptist Health Systems
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
PHTUPA	Pennsylvania Hospital of the University of Pennsylvania
PMCUPH	Presbyterian Medical Center of the University of Pennsylvania Health
PUTTERS	Puttable Tax-Exempt Receipts
RIH	Rhode Island Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UP	University of Pennsylvania
UPHS	University of Pennsylvania Health System
WissH	Wissahickon Hospice
WR	Woods Resources
WS	Woods Services
WSF	Woods Services Foundation
Y/S	Yucaipa/Sweetwater

25  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS February 27, 2015 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

    The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer

26       OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

27  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 27, 2015 based on valuation input level:

28  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$13,806,361	$—	$13,806,361
Alaska	—	2,957,884	—	2,957,884
Arizona	—	13,050,823	—	13,050,823
Arkansas	—	35,106	—	35,106
California	—	96,824,950	—	96,824,950
Colorado	—	12,267,182	—	12,267,182
Connecticut	—	225,775	—	225,775
District of Columbia	—	1,116,959	—	1,116,959
Florida	—	18,575,021	—	18,575,021
Georgia	—	3,016,373	—	3,016,373
Idaho	—	252,054	—	252,054
Illinois	—	64,472,110	—	64,472,110
Indiana	—	7,037,519	—	7,037,519
Iowa	—	247,574	—	247,574
Kansas	—	35,106	—	35,106
Kentucky	—	101,312	—	101,312
Louisiana	—	4,071,110	—	4,071,110
Maryland	—	1,338,067	—	1,338,067
Massachusetts	—	4,887,979	—	4,887,979
Michigan	—	32,999,960	—	32,999,960
Minnesota	—	3,946,526	—	3,946,526
Mississippi	—	10,360,721	—	10,360,721
Missouri	—	4,904,804	—	4,904,804
Nebraska	—	10,050,202	—	10,050,202
Nevada	—	16,533,809	—	16,533,809
New Jersey	—	8,145,142	—	8,145,142
New Mexico	—	200,600	—	200,600
New York	—	50,093,615	—	50,093,615
North Carolina	—	311,107	—	311,107
Ohio	—	7,063,882	—	7,063,882
Oklahoma	—	748,025	—	748,025
Oregon	—	291,644	—	291,644
Other Territory	—	952,376	—	952,376
Pennsylvania	—	20,558,324	—	20,558,324
Rhode Island	—	1,822,154	—	1,822,154
South Carolina	—	924,935	—	924,935
Tennessee	—	1,583,380	—	1,583,380
Texas	—	11,519,691	—	11,519,691
Vermont	—	1,410,287	—	1,410,287
Virginia	—	493,599	—	493,599
Washington	—	5,132,045	—	5,132,045
West Virginia	—	25,092	—	25,092
Wisconsin	—	921,593	—	921,593
U.S. Possessions	—	55,565,114	—	55,565,114

Total Assets	$—	$490,877,892	$—	$490,877,892

29  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 27, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$1,980,864

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of February 27, 2015.

    The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of February 27, 2015, securities with an aggregate market value of $295,132, representing 0.06% of the Fund’s net assets, were subject to these forbearance agreements.

30  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 27, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$487,281,796

Gross unrealized appreciation	$5,084,938
Gross unrealized depreciation	(1,488,842)

Net unrealized appreciation	$3,596,096

31  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/27/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/10/2015